ALPS SERIES TRUST

Clarkston Partners Fund

Clarkston Fund

(the “Funds”)

SUPPLEMENT DATED SEPTEMBER 15, 2015 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 2015

As of the date of this Supplement, shares of the Clarkston Partners Fund are now offered for sale, and shares of the Clarkston Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE SHARES OF THE FUNDS ARE OFFERED FOR SALE.

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